Description of Business, Recent Developments, and Going Concern	3 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business, Recent Developments, and Going Concern
Note 1. Description of Business, Recent Developments, and Going Concern

Description of Business

Venator became an independent publicly traded company following our IPO and separation from Huntsman Corporation in August 2017. Venator operates in two segments: Titanium Dioxide and Performance Additives. The Titanium Dioxide segment primarily manufactures and sells TiO2, and operates seven TiO2 manufacturing facilities across the globe. The Performance Additives segment manufactures and sells functional additives, color pigments, and timber treatment chemicals. This segment operates 5 manufacturing and processing facilities globally.

Basis of Presentation

Our unaudited condensed consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP" or "U.S. GAAP") and in management’s opinion reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of results of operations, comprehensive loss, financial condition and cash flows for the periods presented. Results for interim periods are not necessarily indicative of those to be expected for the full year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes to consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2022 for our Company.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the notes to the unaudited condensed consolidated financial statements, all dollar and share amounts in tabulations, except per share amounts, are in millions unless otherwise indicated.

Recent Developments
Forbearance Agreements

The Company failed to deliver an unqualified opinion without an explanatory paragraph regarding going concern in connection with the audited financial statements for the year ended December 31, 2022 to the lenders under its Term Loan Facility and ABL Facility by March 31, 2023, as was required by the respective Term Loan Facility and ABL Facility credit agreements. This resulted in a “default” under the respective ABL Facility and Term Facility credit agreements. The failure to timely cure such default, which cure was required no later than April 30, 2023, constituted an “event of default” under our Senior Credit Facilities and as a result thereof our lenders may accelerate the repayment of the outstanding borrowings under our facilities and exercise other rights and remedies that they have under applicable laws. Prior to filing the Chapter 11 Cases (as defined below), which gave us the benefit of the automatic stay (see “Note 11. Commitments and Contingencies—Effect of Automatic Stay upon filing under Chapter 11 of the Bankruptcy Code”), we entered into Forbearance Agreements with respect to the Term Loan Facility and the ABL Facility, dated April 30, 2023, pursuant to which our lenders party thereto agreed to forbear from exercising any rights or remedies with respect to certain events of default until the earlier of May 8, 2023 or the occurrence of certain events of termination, subject to the terms and conditions thereof (the “Forbearance Agreements”). Following further discussions, the forbearance was extended another week and the Forbearance Agreements expired on May 14, 2023.

Chapter 11 Bankruptcy

On May 14, 2023 (the “Petition Date”), the Company and certain of its subsidiaries (collectively, the “Debtors” or “Company Parties”) filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code (the
“Bankruptcy Code”) in the United States Bankruptcy Court for the Southern District of Texas (the “Bankruptcy Court”). The Debtors obtained joint administration of their chapter 11 cases under the caption In re Venator Materials PLC, et al., Case No. 23-90301 (the “Chapter 11 Cases”).

The Debtors continue to operate their business and manage their properties as “debtors-in-possession” under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court. To ensure the Company Parties’ ability to continue operating in the ordinary course of business and minimize the effect of the Recapitalization (as defined below) on the Company Parties’ customers and employees, the Company Parties filed with the Bankruptcy Court motions seeking a variety of “first-day” relief, including authority to pay employee wages and benefits, and pay vendors and suppliers for all goods and services, each of which was approved by the Bankruptcy Court. In addition, the Bankruptcy Court approved debtor-in-possession financing in the form of the DIP Facility (as defined and described below) on an interim basis ("Interim DIP Order").

Restructuring Support Agreement

On May 13, 2023, the Debtors entered into a Restructuring Support Agreement (the “Restructuring Support Agreement” or “RSA”) with certain prepetition creditors (the “Consenting Creditors”). The Consenting Creditors represent holders of an overwhelming majority of the aggregate principal amount of the Company’s funded debt obligations under various debt agreements.

Pursuant to the RSA, the Consenting Creditors have agreed, subject to certain terms and conditions, to support a prepackaged chapter 11 plan (the “Plan”) to implement a comprehensive financial restructuring and recapitalization (the “Recapitalization”) of existing debt of, existing equity interests in, and certain other obligations of the Debtors. The Plan was filed on the Petition Date in the Chapter 11 Cases.

The terms of the Plan and the transactions described therein (the “Recapitalization Transactions”) include, among other things:

•the execution of a DIP Credit Agreement (as further described below under “—Debtor-in-Possession Credit Agreement”), which will fund the Company’s operations and the administration of the Chapter 11 Cases;
•the refinancing of all of the obligations owing under the ABL Facility;
•the equitization of the rest of the Company’s funded debt obligations, including the Term Loan Facility, the 9.50% senior secured notes due 2025 (the “Senior Secured Notes”) and the Senior Unsecured Notes;
•a commitment from the Consenting Creditors to backstop, if deemed necessary and advisable by the Company and the Consenting Creditors, (i) an equity rights offering (the “Rights Offering”) and the issuance of ordinary shares by the Company (as reorganized, “Reorganized Debtor” and together with the reorganized Company Parties, the “Reorganized Debtors”) to the Consenting Creditors pursuant to the Plan on the effective date of the Recapitalization Transactions (the “Plan Effective Date”); and/or (ii) an exit first lien term loan facility, to be entered into on the Plan Effective Date and on terms to be agreed;
•trade claims will be paid in full in the ordinary course of business during and after the Chapter 11 Cases;
•following the Plan Effective Date, the Reorganized Debtor will establish a customary management equity incentive plan;
•on the Plan Effective Date, there will be no recovery for holders of the Company’s existing equity interests, it is highly likely that our ordinary shares will be canceled upon emergence from the Chapter 11 Cases and holders of existing ordinary shares receive no recovery under the Plan”); and
•the Plan Effective Date will be reached no later than sixty-five (65) days after the filing of the Chapter 11 Cases.

In accordance with the Restructuring Support Agreement, the Consenting Creditors agreed, among other things, to:

•support the Recapitalization Transactions and vote and exercise any powers or rights available to it in each case in favor of any matter requiring approval to the extent necessary to implement the Recapitalization Transactions;
•use commercially reasonable efforts to cooperate with and assist the Company Parties in obtaining additional support for the Restructuring Transactions from the Company Parties’ other stakeholders;
•give any notice, order, instruction, or direction to the applicable Agents/Trustee necessary to give effect to the Recapitalization Transactions;
•negotiate in good faith and use commercially reasonable efforts to execute, deliver, and implement any other necessary agreements that are consistent with the Restructuring Support Agreement to which it is to be a party in a timely manner to effectuate and consummate the Recapitalization Transactions as contemplated by the Restructuring Support Agreement; and
•not object to, delay, impede or take any other action, directly or indirectly, that is reasonably likely to interfere with, delay, or impede the acceptance, implementation, or consummation of the Recapitalization Transactions.

In accordance with the Restructuring Supporting Agreement, the Company Parties agreed, among other things, to:

•support and take all steps reasonably necessary and desirable to consummate the Recapitalization Transactions in accordance with the Restructuring Support Agreement;
•to the extent any legal or structural impediment arises that would prevent, hinder, or delay the consummation of the Recapitalization Transactions contemplated by the Restructuring Support Agreement, take all steps reasonably necessary and desirable to address any such impediment;
•use commercially reasonable efforts to obtain any and all required regulatory and/or third-party approvals for the Recapitalization Transactions;
•negotiate in good faith and use commercially reasonable efforts to execute and deliver any required agreements to effectuate and consummate the Recapitalization Transactions as contemplated by the Restructuring Support Agreement;
•complete the Recapitalization Transactions in a timely and expeditious manner, and as otherwise required by this Agreement, including compliance with each milestone contained in the Restructuring Support Agreement; and
•continue to operate the business in the ordinary course and consistent with past practice and in a manner that is consistent with this Restructuring Support Agreement and the business plan of the Company Parties.

The Restructuring Support Agreement may be terminated upon the occurrence of certain events, including the failure to meet specified milestones related to the consummation of the Plan. In addition, the Restructuring Support Agreement shall automatically terminate on the Plan Effective Date once all conditions precedent to the Plan have been satisfied. The Restructuring Support Agreement may be amended. The foregoing description of the Restructuring Support Agreement is not complete and is qualified in its entirety by reference to the full text of the Restructuring Support Agreement, a copy of which is filed herewith as Exhibit 10.2.

The Company commenced the solicitation of votes on the Plan (the “Solicitation”) on May 14, 2023. In connection with the Solicitation, the Plan and a disclosure statement related thereto (as may be amended, the “Disclosure Statement”) were distributed to certain creditors of the Company that are entitled to vote under the Plan. This Report on Form 6-K does not constitute an offer to sell or buy, nor the solicitation of an offer to sell or buy, any securities referred to herein, nor is this Report on Form 6-K a solicitation of consents to or votes to accept the Plan. Any solicitation or offer will only be made pursuant to the Disclosure Statement and only to such persons and in such jurisdictions as is permitted under applicable law. The foregoing description is not complete and is qualified in its entirety by reference to the full text of the Disclosure Statement.

The Company cannot predict the ultimate outcome of its Chapter 11 Cases at this time or the satisfaction of any of the RSA milestones yet to come. For the duration of the Company’s Chapter 11 Cases, the Company’s operations and ability to develop and execute its business plan are subject to the risks and uncertainties associated with the Chapter 11 process. As a result of these risks and uncertainties, the amount and composition of the Company’s assets, liabilities, officers and/or directors could be significantly different following the outcome of the Chapter 11 Cases. Although the Company Parties intend to pursue the Recapitalization contemplated by the RSA and Plan, there can be no assurance that the Company Parties will be successful in completing a restructuring or any other similar transaction on the terms set forth in the RSA or the Plan, or at all.
Debtor-in-Possession Credit Agreement

The Restructuring Support Agreement provides that the Company and certain of its subsidiaries (the “DIP Parties”) enter into a DIP Credit Agreement (the “DIP Credit Agreement”) with Wilmington Savings Fund Society, FSB, as administrative agent and collateral agent of the lenders, and the Term Loan Lenders, Senior Secured Noteholders, and Senior Unsecured Noteholders (in each case as defined in the term sheet attached to the Restructuring Support Agreement (the “DIP Term Sheet”) and in each case in its capacity under the DIP Facility, including its registered assigns, the “DIP Lender,” and together the “DIP Lenders”). Subject to the satisfaction of certain customary conditions, the DIP Lenders have agreed to provide the DIP Parties with a senior secured super-priority, priming debtor-in-possession credit facility (the “DIP Facility”):

•$100 million upon the entry of the Interim DIP Order; and
•$175 million within one (1) business day upon the entry of a final order by the Bankruptcy Court approving the DIP Facility (the “Final DIP Order” and, together with the Interim DIP Order, the “DIP Orders”).

The DIP Facility also provides for the roll-up of the Prepetition ABL Facility (as defined in the DIP Term Sheet) into the DIP Facility.

The DIP Facility includes conditions precedent, representations and warranties, affirmative and negative covenants, and events of default customary for financings of this type and size. The proceeds of all or a portion of the proposed DIP Facility may be used, subject to and upon entry into the DIP Orders, as applicable, (i) for the Debtors’ working capital needs, including to fund the costs of the administration of the Chapter 11 Cases and to pay adequate protection payments as authorized by the Bankruptcy Court in the Interim DIP Order and the Final DIP Order, in each case in a manner consistent with the DIP Budget (as defined in the DIP Term Sheet), (ii) to pay professional fees and expenses, and (iii) to pay obligations arising from or related to the Carve Out (as defined in the Interim DIP Order). The DIP Credit Agreement provides for customary chapter 11 maturity triggers, including, the earliest to occur of (i) the date falling four months after the commencement of the Chapter 11 Cases, subject to three one-month extensions at the sole discretion of the Majority Lenders (as defined in the DIP Term Sheet), (ii) the Plan Effective Date, (iii) the date of prepayment in cash in full by the Debtors of all DIP Obligations (as defined in the DIP Term Sheet) and termination of all of the DIP Commitments (as defined in the DIP Term Sheet) in accordance with the terms of the DIP Facility, (iv) the date of termination of the DIP Commitments and acceleration of any outstanding extensions of credit following the occurrence and during the continuance of an Event of Default (as defined in the DIP Term Sheet) under the DIP Facility (subject to any applicable cure or noticing periods set forth in the DIP Orders), and (v) the date upon which the Debtors sell all or substantially all of their assets.

The foregoing description of the DIP Facility does not purport to be complete and is qualified in its entirety by reference to the DIP Term Sheet included in the Restructuring Support Agreement, filed as an Exhibit 10.2 to this Report on Form 6-K.

The Plan provides that, on the Plan Effective Date, the Reorganized Debtors will enter into the Exit ABL Facility (as defined in the DIP Term Sheet) and may enter into an exit term loan facility (the “Exit Term Loan Facility”), if the Required Consenting Creditors (as defined in the Restructuring Support Agreement) and the Company agree that such Exit Term Loan Facility is necessary and advisable, each on the terms set forth in the exit financing documents (the “Exit Financing Documents”). Upon confirmation of the Plan, the Exit ABL Facilities and the Exit Financing Documents, as applicable, will be deemed approved, and all transactions contemplated thereby, and all actions to be taken, undertakings to be made, and obligations to be incurred by the Reorganized Debtors in connection therewith, including the payment of all fees, indemnities, expenses, and other payments provided for therein and authorization of the Reorganized Debtors to enter into and execute the Exit Financing Documents and such other documents as may be required to effectuate the treatment afforded by the Exit Facilities.

NYSE Delisting Proceedings

On November 1, 2022, the Company received notice from NYSE Regulation, Inc. (“NYSE Regulation”) that the Company was no longer in compliance with the continued listing standard set forth in Section 802.01C of the Listed Company Manual of the NYSE because the average closing price of the Company’s ordinary shares was less than $1.00 per share over a consecutive 30 trading-day period. On May 15, 2023, the Company was notified by the staff of NYSE Regulation that it had suspended trading in the Company's ordinary shares on the NYSE and determined to commence proceedings to delist the Company’s ordinary shares from the NYSE. NYSE Regulation reached its decision that the Company is no longer suitable for listing pursuant to NYSE Listed Company Manual Section 802.01D after the Company filed the Chapter 11 Cases referenced above.

Following delisting from the NYSE, the Company's ordinary shares are expected to trade in the OTC Pink Open Market under the symbol “VNTRQ”. The OTC Pink Open Market is a significantly more limited market than the NYSE, and quotation on the OTC Pink Open Market likely results in a less liquid market for existing and potential holders of the ordinary shares to trade the Company’s ordinary shares and could further depress the trading price of the ordinary shares. The Company can provide no assurance that its ordinary shares will trade on this market, whether broker-dealers will provide public quotes of the ordinary shares on this market, or whether the trading volume of the ordinary shares will be sufficient to provide for an efficient trading market. It is highly likely that our ordinary shares will be canceled upon emergence from the Chapter 11 Cases and holders of existing ordinary shares receive no recovery under the Plan.

Going Concern
The accompanying unaudited condensed consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

We began to experience global inflationary pressures during 2021, particularly in Europe, where we experienced significant increases in our energy costs during periods subsequent to the COVID-19 pandemic shutdowns. The inflationary pressures on European energy were exacerbated in 2022 after Russia’s invasion of Ukraine while other operating costs also remained inflated. Beginning in the third quarter of 2022, we began to experience a significant reduction in demand for our TiO2 products sold in Europe and APAC while energy market prices reached record highs and other cost inflation continued to increase. Reduced demand continued through the first quarter of 2023 and we reported a net loss of $168 million and net cash outflows from operations of $120 million for the three-months ended March 31, 2023. At March 31, 2023, we had an accumulated deficit of $818 million and a working capital deficit of approximately $496 million. We had total liquidity of $147 million at March 31, 2023, consisting of $104 million of cash and cash equivalents and $43 million of availability under our ABL facility. However, as a result of the Amendment, we are unable to utilize $40 million of the ABL facility availability. Our liquidity continued to deteriorate subsequent to March 31, 2023, through the Petition Date at which point our cash on hand had reduced to less than $30 million.

Based on our current projections, we expect to continue to incur negative cash flows for the twelve-month period following the date of the filing of this Report on Form 6-K and we believe that our current level of liquidity is not sufficient to fund ongoing operations. We also expect our cash flows to be impacted by recent and future downgrades in our credit ratings, upon which we expect our suppliers to reduce our credit terms or require other assurances, such as prepaying for future deliveries, which will further impact our liquidity.

In connection with our recapitalization efforts, we filed the Chapter 11 Cases on May 14, 2023. The filing of the Chapter 11 Cases constituted an event of default that allowed the respective lenders to accelerate all of our debt obligations under the Term Loan Facility, ABL Facility, the Senior Secured Notes and the Senior Unsecured Notes. As a result, we continue to classify all debt obligations as a current liability in the condensed consolidated balance sheet as of March 31, 2023. Pursuant to Section 362 of the Bankruptcy Code, the filing of the Chapter 11 Cases automatically stayed most actions against or on behalf of the Company Parties, including actions to collect indebtedness incurred prior to the Petition Date or to exercise control over the Company Parties’ property. For more information on the automatic stay, including of any events of default, during the pendency of the Chapter 11 Cases, see “Effect of Automatic Stay upon filing under Chapter 11 of the Bankruptcy Code” under Note 11 “Commitments and Contingencies.”

These conditions and events raise substantial doubt about our ability to continue as a going concern.

The outcome of the Chapter 11 Cases is subject to a high degree of uncertainty and is dependent upon factors that are outside of the Company's control, including actions of the Bankruptcy Court and the Company's creditors. There can be no assurance that the Company will confirm and consummate the Plan as set forth in the RSA or complete another plan of reorganization with respect to the Chapter 11 Cases. As a result, we have concluded that our plans do not alleviate substantial doubt about our ability to continue as a going concern.

The unaudited condensed consolidated financial statements included in this Report on Form 6-K do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainty of us being able to continue as a going concern. For additional discussion on our debt obligations, see Note 7 "Debt."

Sale of our Iron Oxide Business
On March 31, 2023, we completed the sale of our Iron Oxide business to Cathay Industries. We received cash proceeds of $127 million net of working capital adjustments, taxes, fees and other closing cash adjustments and recognized a gain on sale in the first quarter of 2023 of approximately $12 million, which is included in Other operating expense, net in our unaudited condensed consolidated statements of operations.
The disposal group was classified as assets held-for-sale as of December 31, 2022 on our consolidated balance sheet.
Sale of Carbon Credits
During the three months ended March 31, 2023, we sold emissions allowances in the amount of $44 million. These are included in cash flows from operating activities on our condensed consolidated statement of cash flows.